Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.22	12.31.21
Other Contingencies	7,346,416	7,874,793
For Commercial Lawsuits/Legal matters	5,364,381	5,326,109
For Labor Lawsuits	538,162	739,127
For Claims and Credit Cards	200	390
For Guarantees Granted	1,142	2,225
For Other Contingencies	1,442,531	1,806,942
For Termination Benefits	2,777,084	512,006
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	131,523	148,257
Total	10,255,023	8,535,056